Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits

13. Deposits

Deposits consist of the following (in thousands):

	December 31,
	2015	2014
Demand, non-interest bearing	$106,667	$77,697
Interest-bearing demand and money market	114,406	95,675
Savings	94,923	67,430
Time deposits, $250,000 or more	5,222	4,501
Other time deposits	135,908	135,581
	$457,126	$380,884

Aggregate amount of scheduled maturities of time deposits as of December 31, 2015 include the following (in thousands):

	Time Deposits
Maturing in:	$250,000 or more	Other	Total Time Deposits
2016	$962	$57,599	$58,561
2017	252	21,262	21,514
2018	626	12,600	13,226
2019	1,683	16,987	18,670
2020	503	17,634	18,137
Later	1,309	9,713	11,022
	$5,335	$135,795	$141,130